Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Price Risk Derivatives
The realized and unrealized gain/(loss) on oil derivative instrument is as follows:

(in thousands of $)	Six months ended June 30,
	2021	2020
Realized gain on oil derivative instrument	2,975	2,539
Unrealized gain/(loss) on oil derivative instrument	81,190	(39,620)
	84,165	(37,081)

Schedule of Error Corrections and Prior Period Adjustments	The changes in presentation for the prior periods are shown below:

Unaudited Consolidated Statements of Operations	Six months ended June, 2020
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated
Equity in net losses of affiliates	(177,301)	177,040	(261)
Loss from discontinued operations	—	(177,040)	(177,040)

Consolidated Balance Sheet	December 31, 2020
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated
Investment in affiliates	312,151	(267,766)	44,385
Assets held for sale	—	267,766	267,766

Unaudited Statements of Cashflows	Six months ended June 30, 2020
(in thousands of $)	As previously reported	Adjustments (decrease) increase	Restated
Net cash provided by operating activities
Equity in net losses of affiliates	177,301	(177,040)	261
Loss from discontinued operations	—	177,040	177,040
Dividends received	460	(460)	—
Dividends received from discontinued operations	—	460	460

Net cash (used in)/provided by investing activities
Additions to investments in affiliates	(10,452)	2,410	(8,042)
Dividends received	9,204	(9,204)	—
Short-term loan advanced to related parties	(40,000)	40,000	—
Proceeds from repayment of short-term loan advanced to related parties	40,000	(40,000)	—

Net cash (used in)/provided by discontinued investing activities
Additions to investments in affiliates	—	(2,410)	(2,410)
Dividends received	—	9,204	9,204
Short-term loan advanced to related parties	—	(40,000)	(40,000)
Proceeds from repayment of short-term loan advanced to related parties	—	40,000	40,000